Basis of preparation and significant accounting policies - Disclosure of revision to Consolidated Statement of Changes in Equity (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Revision [Line Items]
Equity	€ 4,288	€ (146,236)	€ 4,288	€ (146,236)	€ (185,793)	€ (100,590)
Profit / (loss) for the period	(11,169)	5,663	(26,068)	(46,298)
Total comprehensive income / (loss) for the period	(11,887)	5,500	(25,128)	(47,876)
Employee share schemes			4,692	2,231
Total contribution by and distribution to owners of the parent, recognized directly in Equity			215,209	2,231
Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						(100,590)
Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						0
Equity settled share based payment
Disclosure Of Revision [Line Items]
Equity	53,054	47,199	53,054	47,199	50,699	44,968
Profit / (loss) for the period				0
Total comprehensive income / (loss) for the period				0
Employee share schemes			4,692	2,231
Total contribution by and distribution to owners of the parent, recognized directly in Equity			2,355	2,231
Equity settled share based payment | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						43,871
Equity settled share based payment | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						1,097
Accumulated losses
Disclosure Of Revision [Line Items]
Equity	(877,484)	(801,482)	(877,484)	(801,482)	(851,967)	(754,789)
Profit / (loss) for the period			(26,927)	(46,692)
Total comprehensive income / (loss) for the period			(26,581)	(46,692)
Employee share schemes				0
Total contribution by and distribution to owners of the parent, recognized directly in Equity			(4)	0
Accumulated losses | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						(753,692)
Accumulated losses | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						(1,097)
Equity
Disclosure Of Revision [Line Items]
Equity	(1,266)	(153,279)	(1,266)	(153,279)	(191,525)	(107,369)
Profit / (loss) for the period			(26,927)	(46,692)
Total comprehensive income / (loss) for the period			(26,019)	(48,140)
Employee share schemes			4,692	2,231
Total contribution by and distribution to owners of the parent, recognized directly in Equity			215,210	2,231
Equity | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						(107,369)
Equity | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						0
Non-controlling interests
Disclosure Of Revision [Line Items]
Equity	€ 5,554	7,043	5,554	7,043	5,732	6,779
Profit / (loss) for the period			859	394
Total comprehensive income / (loss) for the period			891	264
Employee share schemes				0
Total contribution by and distribution to owners of the parent, recognized directly in Equity			€ (1)	0
Non-controlling interests | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						6,779
Non-controlling interests | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						0
Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity		(146,236)		(146,236)	(185,793)	(100,590)
Profit / (loss) for the period		6,186		(45,267)
Total comprehensive income / (loss) for the period		6,023		(46,845)
Employee share schemes				1,200
Total contribution by and distribution to owners of the parent, recognized directly in Equity				1,200
Balance as of March 31, 2021 | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						(100,590)
Balance as of March 31, 2021 | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						0
Balance as of March 31, 2021 | Equity settled share based payment
Disclosure Of Revision [Line Items]
Equity		45,071		45,071		43,871
Profit / (loss) for the period				0
Total comprehensive income / (loss) for the period				0
Employee share schemes				1,200
Total contribution by and distribution to owners of the parent, recognized directly in Equity				1,200
Balance as of March 31, 2021 | Equity settled share based payment | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						43,871
Balance as of March 31, 2021 | Equity settled share based payment | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						0
Balance as of March 31, 2021 | Accumulated losses
Disclosure Of Revision [Line Items]
Equity		(799,354)		(799,354)		(753,692)
Profit / (loss) for the period				(45,661)
Total comprehensive income / (loss) for the period				(45,661)
Employee share schemes				0
Total contribution by and distribution to owners of the parent, recognized directly in Equity				0
Balance as of March 31, 2021 | Accumulated losses | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						(753,692)
Balance as of March 31, 2021 | Accumulated losses | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						0
Balance as of March 31, 2021 | Equity
Disclosure Of Revision [Line Items]
Equity		(153,279)		(153,279)		(107,369)
Profit / (loss) for the period				(45,661)
Total comprehensive income / (loss) for the period				(47,109)
Employee share schemes				1,200
Total contribution by and distribution to owners of the parent, recognized directly in Equity				1,200
Balance as of March 31, 2021 | Equity | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						(107,369)
Balance as of March 31, 2021 | Equity | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						0
Balance as of March 31, 2021 | Non-controlling interests
Disclosure Of Revision [Line Items]
Equity		7,043		7,043		6,779
Profit / (loss) for the period				394
Total comprehensive income / (loss) for the period				264
Employee share schemes				0
Total contribution by and distribution to owners of the parent, recognized directly in Equity				0
Balance as of March 31, 2021 | Non-controlling interests | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						6,779
Balance as of March 31, 2021 | Non-controlling interests | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						0
Impact of correction of error
Disclosure Of Revision [Line Items]
Equity		0		0	€ 0	0
Profit / (loss) for the period		(523)		(1,031)
Total comprehensive income / (loss) for the period		(523)		(1,031)
Employee share schemes				1,031
Total contribution by and distribution to owners of the parent, recognized directly in Equity				1,031
Impact of correction of error | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						0
Impact of correction of error | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						0
Impact of correction of error | Equity settled share based payment
Disclosure Of Revision [Line Items]
Equity		2,128		2,128		1,097
Profit / (loss) for the period				0
Total comprehensive income / (loss) for the period				0
Employee share schemes				1,031
Total contribution by and distribution to owners of the parent, recognized directly in Equity				1,031
Impact of correction of error | Equity settled share based payment | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						0
Impact of correction of error | Equity settled share based payment | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						1,097
Impact of correction of error | Accumulated losses
Disclosure Of Revision [Line Items]
Equity		(2,128)		(2,128)		(1,097)
Profit / (loss) for the period				(1,031)
Total comprehensive income / (loss) for the period				(1,031)
Employee share schemes				0
Total contribution by and distribution to owners of the parent, recognized directly in Equity				0
Impact of correction of error | Accumulated losses | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						0
Impact of correction of error | Accumulated losses | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						(1,097)
Impact of correction of error | Equity
Disclosure Of Revision [Line Items]
Equity		0		0		0
Profit / (loss) for the period				(1,031)
Total comprehensive income / (loss) for the period				(1,031)
Employee share schemes				1,031
Total contribution by and distribution to owners of the parent, recognized directly in Equity				1,031
Impact of correction of error | Equity | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						0
Impact of correction of error | Equity | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						0
Impact of correction of error | Non-controlling interests
Disclosure Of Revision [Line Items]
Equity		€ 0		0		0
Profit / (loss) for the period				0
Total comprehensive income / (loss) for the period				0
Employee share schemes				0
Total contribution by and distribution to owners of the parent, recognized directly in Equity				€ 0
Impact of correction of error | Non-controlling interests | Balance as of March 31, 2021
Disclosure Of Revision [Line Items]
Equity						0
Impact of correction of error | Non-controlling interests | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity						€ 0